FINANCIAL INSTRUMENTS (Details 16) R$ in Thousands	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares
USIM 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	106,620,851	106,620,851
Share price	5.32	9.20
Closing Balance	R$ 567,222	R$ 980,912
USIM 3 [Member] | Extreme Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	219,454
USIM 3 [Member] | Extreme Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	R$ (35,258)
USIM 5 [Member]
IfrsStatementLineItems [Line Items]
Quantity (in shares) | shares	55,144,456	55,144,456
Share price	5.32	9.29
Closing Balance	R$ 293,369	R$ 512,292
USIM 5 [Member] | Extreme Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	108,868
USIM 5 [Member] | Extreme Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	(20,930)
Total USIM Shares [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	860,591	R$ 1,493,204
Total USIM Shares [Member] | Extreme Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	328,322
Total USIM Shares [Member] | Extreme Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Closing Balance	R$ (56,188)